Other Non-Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Security deposits for derivatives	$ 0	$ 727
Belmar, Calida, Lipari and Petalidi vessels
Security deposits for derivatives		$ 727